Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments - Level 3 of fair value hierarchy [member] - CLP ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Financial assets measured at fair value through other comprehensive income, category [member]
Debt Financial Instruments:
Assets at beginning of period		$ 76,712	$ 42,181
Gain (Loss) Recognized in Income	[1]	(575)	581
Gain (Loss) Recognized in Equity	[2]	4,921	(3,234)
Purchases		137,004	52,696
Sales		(76,235)	(23,613)
Transfer from Level 1 and 2			13,568
Transfer to Level 1 and 2			(5,467)
Assets at end of period		141,827	76,712
Other debt financial instruments issued in Chile [Member] | Trading securities [Member]
Debt Financial Instruments:
Assets at beginning of period		51,484	5,494
Gain (Loss) Recognized in Income	[1]	902	(503)
Gain (Loss) Recognized in Equity	[2]
Purchases		111,960	42,484
Sales		(63,827)	(3,160)
Transfer from Level 1 and 2			7,169
Transfer to Level 1 and 2
Assets at end of period		100,519	51,484
Other debt financial instruments issued in Chile [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Debt Financial Instruments:
Assets at beginning of period		25,203	36,596
Gain (Loss) Recognized in Income	[1]	(1,477)	1,084
Gain (Loss) Recognized in Equity	[2]	4,921	(3,168)
Purchases		25,044	10,212
Sales		(12,408)	(20,453)
Transfer from Level 1 and 2			6,399
Transfer to Level 1 and 2			(5,467)
Assets at end of period		41,283	25,203
Subtotal [Member] | Trading securities [Member]
Debt Financial Instruments:
Assets at beginning of period		51,484	5,494
Gain (Loss) Recognized in Income	[1]	902	(503)
Gain (Loss) Recognized in Equity	[2]
Purchases		111,960	42,484
Sales		(63,827)	(3,160)
Transfer from Level 1 and 2			7,169
Transfer to Level 1 and 2
Assets at end of period		100,519	51,484
Subtotal [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Debt Financial Instruments:
Assets at beginning of period		25,228	36,687
Gain (Loss) Recognized in Income	[1]	(1,477)	1,084
Gain (Loss) Recognized in Equity	[2]	4,921	(3,234)
Purchases		25,044	10,212
Sales		(12,408)	(20,453)
Transfer from Level 1 and 2			6,399
Transfer to Level 1 and 2			(5,467)
Assets at end of period		41,308	25,228
Equity Instruments [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Debt Financial Instruments:
Assets at beginning of period		25	91
Gain (Loss) Recognized in Income
Gain (Loss) Recognized in Equity			(66)
Purchases
Sales
Transfer from Level 1 and 2
Transfer to Level 1 and 2
Assets at end of period		$ 25	$ 25

[1]	Recorded in income under item “Net Financial income (expense)”.
[2]	Recorded in equity under item “Accumulated other comprehensive income”.